GENERAL (Details) (USD $)	0 Months Ended			12 Months Ended				0 Months Ended	1 Months Ended		0 Months Ended	12 Months Ended			1 Months Ended
	Aug. 29, 2012	Jul. 27, 2012	Jun. 21, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 16, 2011 Rosetta Green Ltd. [Member]	May 18, 2009 Rosetta Green Ltd. [Member]	Dec. 31, 2012 Rosetta Green Ltd. [Member]	Dec. 16, 2011 Parkway [Member]	Dec. 31, 2012 Parkway [Member]	Dec. 31, 2011 Parkway [Member]	May 18, 2009 Parkway [Member]	May 18, 2009 Minimum [Member] Parkway [Member]	May 18, 2009 Maximum [Member] Parkway [Member]
Accounting Policies [Line Items]
Percent of outstanding ordinary shares sold in transaction								50.03%
Accumulated deficit				$ (95,502,000)	$ (85,045,000)
Debt and equity capital raised				43,528,000
Amortization of embedded conversion feature		1,847,000	1,450,000	1,547,000
Proceeds frrom stock offering and exercise of options	31,625,000
Proceeds from sale of business															750,000	2,500,000
Fixed percentage of revenue									15.00%
Fair value of future consideration				359,000						2,000,000		359,000	126,000	759,000
Valuation allowance										90,000,000
Proceeds from sale of Parkway						148,000					0	30,000	148,000
Stockholders' equity				30,900,000	(356,000)	(630,000)	6,842,000
Current assets of discontinued operations				135,000	17,000							135,000	17,000
Long-term asset of discontinued operations				224,000	109,000							224,000	109,000
Gain from discontinued operations				239,000	(2,676,000)	(926,000)						239,000
Financial income												$ 24,000